Derivative financial instruments and hedge accounting - Effects recognized in other operating profit (loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative financial instruments and hedge accounting
Other operating income (expense)	€ 903	€ (766)	€ 287
Derivatives
Derivative financial instruments and hedge accounting
Other operating income (expense)	903	(766)	287
Cash flow hedge derivatives
Derivative financial instruments and hedge accounting
Other operating income (expense)	(51)	(1)	(2)
Other derivatives
Derivative financial instruments and hedge accounting
Other operating income (expense)	€ 954	€ (765)	€ 289